As filed with the Securities and Exchange Commission on November xx, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  (811-06260)

Quaker Investment Trust
(Exact name of registrant as specified in charter)

309 Technology Drive
Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.
Quaker Investment Trust
309 Technology Drive
Malvern, PA 19355
(Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Schedule of Investments

Quaker Akros Absolute Return Fund
September 30, 2013 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 11.0%

Basic Materials — 0.7%
Mining — 0.7%
Newmont Mining Corp. (b)	1,000	$28,100
Total Basic Materials (Cost $43,106)		28,100
Communications — 0.8%
Telecommunications — 0.8%
CenturyLink, Inc.	1,000	31,367
Total Communications (Cost $31,367)F?		31,367
Consumer Staple — 1.3%
Commercial Services — 1.3%
Professional Diversity Network, Inc. (a)(b)	11,000	50,600
Total Consumer Staple (Cost $85,520)		50,600
Consumer, Cyclical — 1.2%
Retail — 1.2%
J.C. Penney Co., Inc. (a)	2,000	17,640
Regis Corp.	2,000	29,360
		47,000
Total Consumer, Cyclical (Cost $50,413)		47,000
Consumer, Non-cyclical — 1.0%
Beverages — 0.7%
Pulse Beverage Corp. (a)(b)	30,000	25,500
Pharmaceuticals — 0.3%
Interleukin Genetics, Inc. (a)	40,000	12,420
Total Consumer, Non-cyclical (Cost $53,815)		37,920
Energy — 0.6%
Coal — 0.6%
Peabody Energy Corp. (b)	1,400	24,150
Total Energy (Cost $49,587)		24,150
Financial — 1.3%
Savings & Loans — 1.3%
HF Financial Corp.	3,876	49,768
Total Financial (Cost $50,290)		49,768
Health Care — 1.6%
Pharmaceuticals — 1.6%
Synergy Pharmaceuticals, Inc. (a)	12,000	54,840
Ventrus Biosciences, Inc. (a)	2,000	5,780
		60,620
Total Health Care (Cost $82,623)		60,620
Technology — 2.5%
Computers — 2.5%
Apple, Inc.	200	95,350
Total Technology (Cost $96,048)		95,350
Total Domestic Common Stocks
(Cost $542,769)		424,875

Foreign Common Stocks — 8.6%

Bermuda — 2.2%
Semiconductors — 2.2%
Marvell Technology Group Ltd. (b)	7,600	87,400
Total Bermuda (Cost $111,684)		87,400
Canada — 5.2%
Mining — 3.0%
Agnico Eagle Mines, Ltd. (b)	1,000	26,470
Barrick Gold Corp.	4,000	74,480
Polymet Mining Corp. (a)(b)	21,000	16,611
		117,561
Oil & Gas — 2.2%
Birchcliff Energy Ltd. (a)	2,000	13,600
Encana Corp.	4,000	69,320
		82,920
Total Canada (Cost $259,119)		200,481
Israel — 1.2%
Biotechnology — 0.2%
Rosetta Genomics, Ltd. (a)(b)	2,522	8,045
Pharmaceuticals — 1.0%
Teva Pharmaceutical Industries Ltd. - ADR	1,000	37,780
Total Israel (Cost $54,549)		45,825
Total Foreign Common Stocks
(Cost $425,352)		333,706

Preferred Stocks — 3.5%

United States — 3.5%
FibroGen, Inc. ^*(a)	15,000	135,000
Total Preferred Stocks
(Cost $67,350)		135,000

Domestic Private Placements — 0.5%

Technology — 0.5%
Alien Technology ^*(a)	64	253
Alient Technology Series A ^*(a)	4,688	18,517
Total Technology (Cost $123,609)		18,770
Total Domestic Private Placements
(Cost $123,609)		18,770

Warrants — 1.3%

Aastrom Biosciences, Inc., Expiration: August, 2018 ^(a)	60,000	3,600
Synergy Pharmaceuticals, Inc., Expiration: November, 2016 (a)	22,815	45,402
Total Warrants
(Cost $54,125)		49,002
	Par
	Value
Corporate Bonds — 0.0%

Energy — 0.0%
Oil & Gas — 0.0%
ATP Oil & Gas Corp., 11.88%, 05/01/2015 +●	$100,000	625
Total Energy (Cost $102,431)		625
Total Corporate Bonds
(Cost $102,431)		625

Short Term Investments — 34.0%

U.S. Treasury Bills — 19.3%
U.S. Treasury Bills, 0.12%, 02/06/2014 ●♦	748,000	747,961
Total U.S. Treasury Bills
(Cost $747,681)		747,961
	Number
	of Shares
Money Market Funds — 14.7%
Fidelity Institutional Money Market Portfolio, 0.04% (c)	571,679	571,679
Total Money Market Funds
(Cost $571,679)		571,679
Total Short Term Investments
(Cost $1,319,360)		1,319,640

Investments Purchased with Proceeds from Securities Lending — 7.2%

Money Market Funds — 7.2%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.19% (c)(d)	279,576	279,576
Total Investments Purchased with Proceeds from Securities Lending
(Cost $279,576)		279,576
Total Investments
(Cost $2,914,572) — 66.1%		2,561,194
Other Assets in Excess of Liabilities, Net 33.9%		1,315,669
Total Net Assets — 100.0%		$3,876,863

Schedule of Securities Sold Short (e)
Common Stocks — 17.6%

BlackRock, Inc.	200	54,124
Canadian Pacific Railway Ltd.	500	61,650
Chipotle Mexican Grill, Inc.	100	42,870
Cincinnati Financial Corp.	2,150	101,394
Evercore Partners, Inc.	2,000	98,460
LinkedIn Corp. Class A	200	49,212
Sherwin-Williams Co.	1,000	182,180
SUPERVALU, Inc.	2,000	16,460
Toro Co.	1,400	76,090
Total Common Stocks		682,440

Exchange-Traded Funds — 12.4%

iShares Dow Jones U.S. Healthcare Providers Index Fund	2,000	174,500
SPDR S&P Homebuilders	2,000	61,140
SPDR S&P Retail	3,000	246,210
Total Exchange-Traded Funds		481,850
Total Securities Sold Short (Proceeds $760,091)		$1,164,290

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(e)	Securities sold short are non-income producing.
^	Indicates a fair valued security. Total market value for fair valued securities is $157,370, representing 4.1% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $153,770, representing 4.0% of net assets.
+	Defaulted bond.
●	Level 2 securities.
♦	Yield to maturity.

Schedule of Investments

Quaker Event Arbitrage Fund
September 30, 2013 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 57.3%

Basic Materials — 4.0%
Chemicals — 1.6%
Chemtura Corp. (a)	50,000	$1,149,500
Forest Products & Paper — 2.4%
International Paper Co.	6,100	273,280
KapStone Paper and Packaging Corp.	6,900	295,320
Wausau Paper Corp. (b)	91,000	1,182,090
		1,750,690
Total Basic Materials (Cost $2,697,563)		2,900,190
Communications — 11.5%
Internet — 1.3%
30DC, Inc. (a)	50,000	7,000
Equinix, Inc. (a)	1,700	312,205
Unwired Planet, Inc. (a)	385,372	666,693
		985,898
Media — 4.5%
News Corp. Class A (a)	85,700	1,376,342
Time Warner Cable, Inc.	10,000	1,116,000
Tribune Co. Class A (a)	12,500	788,625
		3,280,967
Telecommunications — 5.7%
Anaren, Inc. (a)	31,200	795,600
Comverse, Inc. (a)	34,700	1,108,665
Extreme Networks, Inc. (a)(b)	20	104
Fairpoint Communications, Inc. (a)(b)	113,300	1,082,015
tw telecom Inc. (a)	41,500	1,239,398
		4,225,782
Total Communications (Cost $8,134,643)		8,492,647
Consumer, Cyclical — 8.9%
Apparel — 1.1%
Maidenform Brands, Inc. (a)	35,000	822,150
Entertainment — 0.3%
Penn National Gaming, Inc. (a)	4,500	249,120
Lodging — 0.0%
Trump Entertainment Resorts, Inc. ^*(a)	8,949	0
Trump Entertainment Resorts, Inc. ^*(a)	135	409
		409
Retail — 7.5%
Copart, Inc. (a)	25,000	794,750
CST Brands, Inc.	44,500	1,326,100
DSW, Inc. Class A	3,300	281,556
The Men's Wearhouse, Inc.	32,200	1,096,410
Regis Corp.	96,000	1,409,280
The Wet Seal, Inc. (a)	164,500	646,485
		5,554,581
Total Consumer, Cyclical (Cost $6,699,205)		6,626,260
Consumer, Non-cyclical — 11.8%
Biotechnology — 1.6%
Cadus Corp. (a)	214,729	319,946
Life Technologies Corp. (a)	11,700	875,511
Maxygen, Inc. ^*(b)	68,000	2,040
		1,197,497
Commercial Services — 3.7%
Leidos Holdings, Inc.	9,250	421,060
PHH Corp. (a)	40,400	959,096
Science Applications International Corp. (b)	5,286	178,393
Sotheby's	23,800	1,169,294
		2,727,843
Cosmetics & Personal Care — 0.9%
CCA Industries, Inc.	47,034	162,267
Physicians Formula Holdings, Inc. ^*	95,600	468,440
		630,707
Food — 5.0%
Harris Teeter Supermarkets, Inc. (b)	20,000	983,800
Mondelez International, Inc.	39,100	1,228,522
WhiteWave Foods Co. Class A (a)	72,600	1,449,822
		3,662,144
Healthcare-Products — 0.6%
Solta Medical, Inc. (a)	224,000	465,920
Synovis Life Technologies, Inc. ^(a)	43,000	24,854
		490,774

Pharmaceuticals — 0.0%
INYX, Inc. ●(a)	167,850	210
Total Consumer, Non-cyclical (Cost $8,488,076)		8,709,175
Diversified — 0.0%
Holding Companies-Diversified — 0.0%
Stoneleigh Partners Acquisition Corp. ^*(a)	400	0
Total Diversified (Cost $0)		0
Financial — 1.8%
Insurance — 1.8%
Ambac Financial Group, Inc. (a)	47,700	865,278
MBIA, Inc. (a)	45,400	464,442
		1,329,720
Total Financial (Cost $1,564,012)		1,329,720
Healthcare — 1.1%
Healthcare-Services — 1.1%
Diagnostic Services Holdings, Inc. ^(a)	10,221	794,592
Total Healthcare (Cost $735,000)		794,592
Industrial — 7.4%
Aerospace & Defense — 2.9%
Aerovironment, Inc. (a)(b)	45,200	1,044,120
API Technologies Corp. (a)(b)	369,305	1,082,064
		2,126,184
Electronics — 1.4%
Agilent Technologies, Inc.	20,800	1,066,000
Environmental Control — 1.4%
Calgon Carbon Corp. (a)	55,500	1,053,945
Metal Fabricate/Hardware — 1.3%
Timken Co.	15,900	960,360
Packaging & Containers — 0.4%
Rock Tenn Co.	2,700	273,429
Total Industrial (Cost $5,406,549)		5,479,918
Technology — 10.8%
Computers — 1.5%
Computer Horizons Corp. ^*	65,000	0
NetApp, Inc.	26,300	1,120,906
		1,120,906
Semiconductors — 6.0%
DSP Group, Inc. (a)	95,922	676,250
Emulex Corp. (a)	100,000	776,000
Integrated Device Technology, Inc. (a)	177,000	1,667,340
Tessera Technologies, Inc.	67,100	1,298,385
		4,417,975
Software — 3.3%
Contra Softbrands, Inc. ^*(a)	5,000	0
Network-1 Security Solutions, Inc. (a)	235,000	394,800
Nuance Communications, Inc. (a)	67,100	1,254,435
Seachange International, Inc. (a)	65,105	746,754
		2,395,989
Total Technology (Cost $7,150,116)		7,934,870
Total Domestic Common Stocks
(Cost $40,875,164)		42,267,372

Foreign Common Stocks — 6.7%

Bermuda — 1.2%
Real Estate — 1.2%
Brookfield Property Partners LP (b)	47,000	910,860
Total Bermuda (Cost $995,870)		910,860
Canada — 0.0%
Mining — 0.0%
Sacre-Coeur Minerals Ltd. (a)	109,444	15,406
Total Canada (Cost $62,052)		15,406
Germany — 1.1%
Media — 1.1%
Kabel Deutschland Holding AG	7,000	822,939
Total Germany (Cost $780,738)		822,939
Switzerland — 1.1%
Oil & Gas — 1.1%
Noble Corp.	20,884	788,789
Total Switzerland (Cost $799,604)		788,789
United Kingdom — 3.3%
Media — 1.4%
Liberty Global PLC Class A (a)	3,091	245,271
Liberty Global PLC Class C (a)	10,448	788,093
		1,033,364
Telecommunications — 1.9%
Vodafone Group PLC - ADR	40,000	1,407,200
Total United Kingdom (Cost $1,965,347)		2,440,564
Total Foreign Common Stocks
(Cost $4,603,611)		4,978,558

Preferred Stocks — 1.8%

United States — 1.8%
Diagnostic Services Holdings, Inc. ^*(a)	613	613,000
Federal Home Loan Mortgage Corp. (a)	4,500	40,365
Federal Home Loan Mortgage Corp. ^(a)	1,000	9,200
Federal Home Loan Mortgage Corp. (a)	9,500	81,510
GeoMet, Inc., 9.60% ●(a)	3	23
MBIA Insurance Corp. ^#(a)	10	550,000
		1,294,098
Total United States (Cost $1,265,269)		1,294,098
Total Preferred Stocks
(Cost $1,265,269)		1,294,098

Real Estate Investment Trusts — 3.7%

CapLease, Inc. (b)	110,000	933,900
CommonWealth	58,100	1,272,971
MPG Office Trust, Inc. (a)	20,000	516,600
		2,723,471
Total Real Estate Investment Trusts
(Cost $2,829,542)		2,723,471

Rights — 0.0%

Petrocorp, Inc. Escrow ^*(a)	200	0
Total Rights
(Cost $0)		0

Warrants — 0.7%

Barclays Bank PLC, Expriation: December, 2014 ●(a)	37,853	501,931
Total Warrants
(Cost $430,010)		501,931

	Par	Fair
	Value	Value
Asset Backed Securities — 3.8%

United States — 3.8%
AFC Home Equity Loan Trust
Class 1A, Series 2000-2, 0.97%, 06/25/2030 ▲●	$14,435	$12,818
Citigroup Mortgage Loan Trust, Inc.
Class M-3, Series 2005-OPT1, 0.88%, 02/25/2035 ▲●	476,892	431,548
Countrywide Asset-Backed Certificates
Class A6, Series 2006-S6, 5.66%, 03/25/2034 ▲●	86,246	95,344
Countrywide Asset-Backed Certificates
Class M1, Series 2006-23, 0.43%, 12/25/2035 ▲●	1,800,000	23,337
Countrywide Asset-Backed Certificates
Class M1, Series 2006-BC4, 0.47%, 10/25/2036 ▲●	3,500,000	320,505
Countrywide Asset-Backed Certificates
Class M2, Series 2006-BC4, 0.50%, 10/25/2036 ▲●	1,525,567	45,415
Countrywide Asset-Backed Certificates
Class A1, Series 2006-SD4, 0.52%, 12/25/2036 #▲●	114,751	63,698
Countrywide Asset-Backed Certificates
Class 2M2, Series 2007-11, 0.50%, 09/25/2037 ▲●	1,220,157	1,434
Countrywide Home Equity Loan Trust
Class 2A, Series 2005-A, 0.41%, 04/15/2035 ▲●	40,463	32,461
Countrywide Home Equity Loan Trust
Class 2A, Series 2006-G, 0.32%, 10/15/2036 ▲●	151,645	108,767
Long Beach Mortgage Loan Trust
Class 2M1, Series 2002-1, 1.30%, 05/25/2032 ▲●	939,382	869,527
Structured Asset Investment Loan Trust
Class M1, Series 2003-BC9, 1.23%, 08/25/2033 ▲●	524,409	475,633
Structured Asset Securities Corp.
Class M6, Series 2005-WF2, 0.84%, 05/25/2035 ▲●	413,628	338,816
		2,819,303
Total United States (Cost $3,762,355)		2,819,303
Total Asset Backed Securities
(Cost $3,762,355)		2,819,303

Convertible Bonds — 0.8%

United States — 0.8%
Frontline Bermuda Ltd.
4.50%, 04/14/2015 ●	1,000,000	465,000
U.S. Concrete, Inc.
9.50%, 08/31/2015 ^#	100,000	100,000
		565,000
Total United States (Cost $693,286)		565,000
Total Convertible Bonds
(Cost $693,286)		565,000

Corporate Bonds — 2.7%

Basic Materials — 0.0%
Forest Products & Paper — 0.0%
NewPage Corp. 10.00%, 05/01/2012 ^*+	300,000	0
Total Basic Materials (Cost $198,769)		0
Consumer, Cyclical — 1.0%
Auto Parts & Equipment — 1.0%
Exide Technologies 8.625%, 02/01/2018 +●	1,000,000	725,000
Total Consumer, Cyclical (Cost $583,750)		725,000
Energy — 0.4%
Oil, Gas & Coal — 0.4%
OGX Petroleo e Gas Participacoes SA 8.50%, 06/01/2018 ●	2,000,000	320,000
Total Energy (Cost $608,578)		320,000
Financial — 1.3%
Diversified Financial Services — 0.9%
Credit Suisse Securities USA LLC 10.00%, 07/31/2014 ●	500,000	495,900
Lehman Brothers Holdings, Inc. 4.55%, 07/08/2014 +●	110,000	28,462
Lehman Brothers Holdings, Inc. 5.32%, 02/17/2015 +●	130,000	32,175
Lehman Brothers Holdings, Inc. 5.50%, 02/27/2020 +●	100,000	24,750
Lehman Brothers Holdings, Inc. 7.00%, 01/28/2020 +●	100,000	24,750
Lehman Brothers Holdings, Inc. 8.25%, 09/23/2020 *+●	100,000	21,380
Lehman Brothers Holdings, Inc. 8.75%, 02/14/2023 +●	200,000	49,500
		676,917
Insurance — 0.4%
Ambac Assurance Corp. 5.10%, 06/07/2020 #●(b)	300,000	252,750
Venture Capital — 0.0%
Infinity Capital Group 7.00%, 12/31/2049 ^*	25,000	0
Total Financial (Cost $931,171)		929,667
Utilities — 0.0%
Electric — 0.0%
Mirant Corp. 2.50%, 06/15/2021 ^*+	20,000	0
Total Utilities (Cost $0)		0
Total Corporate Bonds
(Cost $2,322,268)		1,974,667

Mortgage Backed Securities — 2.2%

United States — 2.2%
Countrywide Alternative Loan Trust
Class 2A2A, Series 2006-OC5, 0.35%, 05/25/2035 ▲●	93,209	72,743
GSR Mortgage Loan Trust 2005-5F
Class B2, Series 2005-5F, 5.76%, 06/25/2035 ▲●	628,584	396,834
LB-UBS Commercial Mortgage Trust
Class C, Series 2006-C3, 5.90%, 03/15/2039 ▲●	750,000	629,607
Wachovia Bank Commercial Mortgage Trust
Class E, Series 2003-C9, 5.29%, 12/15/2035 ▲●	500,000	498,115
		1,597,299
Total United States (Cost $1,636,913)		1,597,299
Total Mortgage Backed Securities
(Cost $1,636,913)		1,597,299

Municipal Bonds — 1.8%

United States — 1.8%
City of Detroit MI Sewage Disposal System Revenue, Second Lien, Series A,
4.50%, 07/01/2035 ●	355,000	290,017
City of Detroit MI Water Supply System Revenue, Second Lien, Series C,
4.50%, 07/01/2029 ●	205,000	191,150
City of Detroit MI Water Supply System Revenue, Senior Lien, Series A,
5.00%, 07/01/2034 ●	500,000	453,735
City of Detroit MI Water Supply System Revenue, Second Lien, Series B,
5.00%, 07/01/2034 ●	50,000	45,038
City of Detroit MI Water Supply System Revenue, Senior Lien, Series A,
4.50%, 07/01/2035 ●	75,000	62,708

City of Detroit MI Water Supply System Revenue, Senior Lien, Series A,
5.00%, 07/01/2036 ●	200,000	177,832
City of Detroit MI Water Supply System Revenue, Senior Lien, Series C,
5.00%, 07/01/2041 ●	95,000	83,270
		1,303,750
Total United States (Cost $1,400,187)		1,303,750
Total Municipal Bonds
(Cost $1,400,187)		1,303,750

Term Loan — 0.7%

United States — 0.7%
Diagnostic Services Holdings Inc., 14.50%, 05/05/2016 ^*	511,054	511,054
Total United States (Cost $511,054)		511,054
Total Term Loan
(Cost $511,054)		511,054

	Number	Fair
	of Contracts	Value
Purchased Options — 3.3%

Call Options — 2.6%
Aeropostale, Inc., Expiration: April, 2014
Exercise Price: $11.00 ●	2,000	$160,000
American Tower Corp., Expiration: January, 2014
Exercise Price: $77.50	385	82,775
Calgon Carbon Corp., Expiration: December, 2013
Exercise Price: $17.35 ^	470	93,060
Chesapeake Energy Corp., Expiration: January, 2014
Exercise Price: $18.00	550	429,000
DSW, Inc., Expiration: December, 2013
Exercise Price: $70.00 ^	33	51,645
Emulex Corp., Expiration: December, 2013
Exercise Price: $6.20 ^	500	82,000
Fairpoint Communications, Inc., Expiration: December, 2013
Exercise Price: $7.85 ^	800	138,400
Integrated Device Technology, Inc., Expiration: December, 2013
Exercise Price: $7.00 ^	490	122,010
InterMune, Inc., Expiration: January, 2014
Exercise Price: $11.00 ●	1,220	567,300
Leidos Holdings, Inc., Expiration: December, 2013
Exercise Price: $14.00 ^	210	45,570
Regis Corp., Expiration: December, 2013
Exercise Price: $18.50 ^	285	1,425
Wausau Paper Corp., Expiration: December, 2013
Exercise Price: $10.75 ^	510	113,730
The Wet Seal, Inc., Expiration: December, 2013
Exercise Price: $3.75 ^	1,645	59,220
Total Call Options (Cost $1,238,775)		1,946,135

Put Options — 0.7%
Brookfield Property Partners LP, Expiration: December, 2013
Exercise Price: $20.00 ●	187	19,168
General Growth Properties, Inc., Expiration: October, 2013
Exercise Price: $25.00 ●	174	101,355
Liberty Global PLC, Expiration: October, 2013
Exercise Price: $85.00 ●	129	78,690
Market Vectors Oil Service ETF, Expiration: January, 2014
Exercise Price: $50.00 ●	177	76,110
Packaging Corp. of America, Expiration: January, 2014
Exercise Price: $65.00 ●	150	130,500
Verizon Communications Inc., Expiration: October, 2013
Exercise Price: $55.00 ●	104	93,340
Total Put Options (Cost $480,985)		499,163
Total Purchased Options
(Cost $1,719,760)		2,445,298

	Number
	of Shares
Short-Term Investment — 6.0%

Money Market Fund — 6.0%
Fidelity Institutional Money Market Portfolio, 0.04% (c)	4,454,958	4,454,958
Total Short-Term Investment
(Cost $4,454,958)		4,454,958

Investments Purchased with Proceeds from Securities Lending — 4.2%

Money Market Fund — 4.2%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.19% (c)(d)	3,125,056	3,125,056
Total Investment Purchased with Proceeds from Securities Lending
(Cost $3,125,056)		3,125,056

Total Investments
(Cost $69,629,433) — 95.7%		70,561,815
Other Assets in Excess of Liabilities, Net 4.3%		3,206,714
Total Net Assets — 100.0%		$73,768,529

	Number	Fair
Schedule of Securites Sold Short (e)	of Contracts	Value
Written Options — 4.3%

Call Options — 4.3%
Aeropostal, Inc., Expiration: April, 2014
Exercise Price: $14.00 ●	2,000	50,000
Aerovironment, Inc., Expiration: December, 2013
Exercise Price: $22.50 ●	230	42,550
Aerovironment, Inc., Expiration: October, 2013
Exercise Price: $22.50 ●	222	21,645
Agilent Technologies, Inc., Expiration: October, 2013
Exercise Price: $48.00	208	74,672
Ambac Financial Group, Inc., Expiration: October, 2013
Exercise Price: $19.00 ^	157	9,734
American Tower Corp., Expiration: January, 2014
Exercise Price: $85.00 ●	385	17,325
Brookfield Property Partners LP, Expiration: December, 2013
Exercise Price: $20.00	187	2,805
Calgon Carbon Corp., Expiration: October, 2013
Exercise Price: $17.50 ●	85	12,750
Calgon Carbon Corp., Expiration: December, 2013
Exercise Price: $19.00 ^	940	86,480
Chemtura Corp., Expiration: November, 2013
Exercise Price: $20.00 ●	250	80,000
Chemtura Corp., Expiration: November, 2013
Exercise Price: $21.00 ^	250	64,000
Chesapeake Energy Corp., Expiration: January, 2014
Exercise Price: $25.00	550	113,850
CommonWealth, Expiration: October, 2013
Exercise Price: $22.50	111	5,550
CommonWealth, Expiration: November, 2013
Exercise Price: $20.00	250	55,000
Comverse, Inc., Expiration: October, 2013
Exercise Price: $27.50 ^	127	56,515
Comverse, Inc., Expiration: November, 2013
Exercise Price: $28.25 ^	220	90,200
Copart, Inc., Expiration: October, 2013
Exercise Price: $30.00	250	51,750
CST Brands, Inc., Expiration: October, 2013
Exercise Price: $29.00 ●	112	12,600
DSW, Inc., Expiration: December, 2013
Exercise Price: $73.00 ^	66	85,074
Emulex Corp., Expiration: December, 2013
Exercise Price: $7.00 ^	1,000	102,000
Fairpoint Communications, Inc., Expiration: October, 2013
Exercise Price: $9.00 ^	333	25,641
Fairpoint Communications, Inc., Expiration: December, 2013
Exercise Price: $9.25 ^	1,600	107,200
General Growth Properties, Inc., Expiration: October, 2013
Exercise Price: $25.00 *●	174	261
Integrated Device Technology, Inc., Expiration: December, 2013
Exercise Price: $7.80 ^	980	173,460
InterMune, Inc., Expiration: January, 2014
Exercise Price: $14.00 ●	1,220	329,400
Leidos Holdings, Inc., Expiration: October, 2013
Exercise Price: $14.00 ●	160	36,000

Leidos Holdings, Inc., Expiration: December, 2013
Exercise Price: $15.00 ^	420	53,340
Liberty Global PLC, Expiration: October, 2013
Exercise Price: $85.00	129	3,225
MBIA, Inc., Expiration: November, 2013
Exercise Price: $9.00	454	72,640
The Men's Wearhouse, Inc., Expiration: October, 2013
Exercise Price: $31.00 ●	322	99,015
Market Vectors Oil Service ETF, Expiration: January, 2014
Exercise Price: $50.00 ●	177	14,602
Mondelez International, Inc., Expiration: November, 2013
Exercise Price: $30.00	133	28,063
NetApp, Inc., Expiration: November, 2013
Exercise Price: $38.00	263	122,295
News Corp., Expiration: October, 2013
Exercise Price: $17.00 ^	217	4,774
News Corp., Expiration: October, 2013
Exercise Price: $15.00 ●	180	20,700
Nuance Communications, Inc., Expiration: October, 2013
Exercise Price: $17.00 ●	200	36,000
Nuance Communications, Inc., Expiration: October, 2013
Exercise Price: $18.00	166	15,770
Packaging Corp. of America, Expiration: January, 2014
Exercise Price: $65.00 ●	150	8,625
PHH Corp., Expiration: October, 2013
Exercise Price: $22.50 ●	404	62,620
Regis Corp., Expiration: December, 2013
Exercise Price: $20.50 ^	570	1,140
Sotheby's, Expiration: October, 2013
Exercise Price: $42.00 ●	238	170,170
Tessera Technologies, Inc., Expiration: November, 2013
Exercise Price: $18.00 ●	333	60,773
Time Warner Cable, Inc., Expiration: November, 2013
Exercise Price: $100.00 ●	100	133,500
Timken Co., Expiration: October, 2013
Exercise Price: $50.00 ●	159	164,565
tw telecom Inc., Expiration: October, 2013
Exercise Price: $30.00	100	5,500
tw telecom Inc., Expiration: November, 2013
Exercise Price: $28.30 ^	180	42,840
tw telecom Inc., Expiration: November, 2013
Exercise Price: $27.00 ^	135	45,630
Verizon Communications Inc., Expiration: October, 2013
Exercise Price: $55.00 ●	104	52
Wausau Paper Corp., Expiration: December, 2013
Exercise Price: $11.60 ^	1,020	149,940
Wausau Paper Corp., Expiration: October, 2013
Exercise Price: $12.50 ●	400	19,000
The Wet Seal, Inc., Expiration: December, 2013
Exercise Price: $4.25 ^	3,290	49,350
WhiteWave Foods Co., Expiration: October, 2013
Exercise Price: $20.00	186	7,440
WhiteWave Foods Co., Expiration: October, 2013
Exercise Price: $17.50 ●	200	46,500
WhiteWave Foods Co., Expiration: October, 2013
Exercise Price: $19.00 ^	340	51,680
Total Call Options (Cost $2,652,521)		3,196,211

Put Options — 0.0%
Ashland Inc., Expiration: October, 2013
Exercise Price: $80.00 ●	50	375
Allscripts Healthcare Solutions, Inc., Expiration: November, 2013
Exercise Price: $13.50 ^	555	3,330
Total Put Options (Cost $11,767)		3,705
Total Written Options (Premiums Received $2,664,288)		3,199,916

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	Rate shown is the annualized seven-day yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(e)	Securities sold short are non-income producing.
^	Indicates a fair valued security. Total market value for fair valued securities is $2,578,321, representing 3.5% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $1,616,062, representing 2.2% of net assets.
+	Defaulted bond
#	Restricted security that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
●	Level 2 securities.

Schedule of Investments

Quaker Global Tactical Allocation Fund
September 30, 2013 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 95.3%

Belgium — 1.5%
Anheuser-Busch InBev NV - ADR	1,065	$105,648
Total Belgium (Cost $86,043)		105,648
Bermuda — 2.3%
Arch Capital Group Ltd. (a)	3,110	168,344
Total Bermuda (Cost $122,263)		168,344
Curacao — 1.0%
Schlumberger Ltd. (b)	830	73,339
Total Curacao (Cost $68,219)		73,339
Denmark — 1.2%
Novo Nordisk - ADR	500	84,610
Total Denmark (Cost $82,645)		84,610
France — 1.9%
Sanofi - ADR	2,740	138,726
Total France (Cost $125,564)		138,726
Germany — 4.4%
Adidas AG - ADR (b)	3,030	164,226
Bayerische Motoren Werke AG - ADR	4,310	154,384
		318,610
Total Germany (Cost $230,211)		318,610
Ireland — 1.6%
Alkermes PLC (a)	3,395	114,140
Total Ireland (Cost $105,055)		114,140
Japan — 3.4%
Mitsubishi UFJ Financial Group, Inc. - ADR	19,300	123,713
Toyota Motor Corp. - ADR	960	122,909
		246,622
Total Japan (Cost $245,290)		246,622
Mexico — 1.1%
Fomento Economico Mexicano SAB de CV - ADR	845	82,041
Total Mexico (Cost $76,206)		82,041
Netherlands — 3.6%
Koninklijke Philips NV - ADR	5,585	180,116
Unilever NV Class NY - ADR	2,120	79,967
		260,083
Total Netherlands (Cost $233,188)		260,083
Switzerland — 10.3%
ACE Ltd.	1,830	171,215
Allied World Assurance Co. Holdings AG	1,770	175,920
Novartis AG - ADR	2,165	166,077
Roche Holdings, Ltd. - ADR	2,130	143,839
Syngenta AG - ADR	1,090	88,617
		745,668
Total Switzerland (Cost $624,509)		745,668

United Kingdom — 5.2%
Diageo PLC - ADR	700	88,956
InterContinental Hotels Group PLC - ADR (b)	4,882	142,603
Prudential PLC - ADR (b)	3,955	147,640
		379,199
Total United Kingdom (Cost $343,870)		379,199
United States — 57.8%
AbbVie, Inc.	3,090	138,216
Akamai Technologies, Inc. (a)	1,045	54,026
Amazon.com, Inc. (a)(b)	404	126,307
American International Group, Inc.	3,165	153,914
Amgen, Inc.	1,540	172,388
Anadarko Petroleum Corp.	1,410	131,116
Autodesk, Inc. (a)	960	39,523
Best Buy Co., Inc. (b)	3,760	141,000
Biogen Idec, Inc. (a)	1,105	266,040
CBS Corp.	2,580	142,313
Celgene Corp. (a)	990	152,391
Citigroup, Inc.	2,885	139,951
Delta Air Lines, Inc.	6,330	149,325
DigitalGlobe, Inc. (a)	1,600	50,592
eBay, Inc. (a)	2,280	127,201
Facebook, Inc. Class A (a)	3,000	150,720
Gilead Sciences, Inc. (a)(b)	3,745	235,336
Google, Inc. Class A (a)	123	107,737
Groupon, Inc. (a)	4,700	52,687
Kansas City Southern (b)	962	105,204
Las Vegas Sands Corp.	2,130	141,475
LinkedIn Corp. Class A (a)	220	54,133
Mastercard, Inc. Class A (b)	210	141,284
Mead Johnson Nutrition Co.	1,115	82,800
Mondelez International, Inc.	3,370	105,885
Monsanto Co.	1,040	108,545
Morgan Stanley	5,150	138,792
Time Warner, Inc.	2,120	139,517
Twenty-First Century Fox, Inc. Class A (b)	4,350	145,725
United Continental Holdings, Inc. (a)(b)	3,480	106,871
Vertex Pharmaceuticals, Inc. (a)	1,230	93,259
Viacom, Inc.	1,740	145,429
Visa, Inc. Class A (b)	755	144,280
		4,183,982
Total United States (Cost $3,548,467)		4,183,982
Total Common Stocks
(Cost $5,891,530)		6,901,012

Short-Term Investments — 0.1%

Money Market Funds — 0.1%
Fidelity Institutional Money Market Portfolio, 0.04% (c)	9,858	9,858
Total Short-Term Investments
(Cost $9,858)		9,858

Investments Purchased with Proceeds from Securities Lending — 16.6%

Money Market Funds — 16.6%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.19% (c)(d)	1,203,027	1,203,027
Total Investments Purchased with Proceeds from Securities Lending
(Cost $1,203,027)		1,203,027
Total Investments
(Cost $7,104,415) — 112.1%		8,113,897
Liabilities, in Excess of Other Assets, Net (12.1)%		(872,801)
Total Net Assets — 100.0%		$7,241,096

Schedule of Securities Sold Short (e)
Exchange-Traded Funds — 1.97%

CurrencyShares Australian Dollar Trust	1,530	142,933
Total Exchange-Traded Funds		142,933
Total Securities Sold Short (Proceeds: $154,611)		142,933

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(e)	Securities sold short are non-income producing.

Schedule of Investments

Quaker Mid-Cap Value Fund
September 30, 2013 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 81.9%

Basic Materials — 4.7%
Chemicals — 2.6%
Axiall Corp.	3,158	$119,341
FMC Corp. (b)	1,671	119,844
		239,185
Iron & Steel Production — 2.1%
Steel Dynamics, Inc. (b)	11,313	189,040
Total Basic Materials (Cost $302,803)		428,225
Consumer, Cyclical — 10.8%
Airlines — 2.0%
Southwest Airlines Co.	12,982	189,018
Auto Parts & Equipment — 2.5%
Dana Holding Corp. (b)	9,966	227,623
Distribution & Wholesale — 1.5%
Fossil Group, Inc. (a)(b)	1,181	137,279
Home Furnishings — 1.9%
Harman International Industries, Inc.	2,698	178,689
Retail — 2.9%
Darden Restaurants, Inc. (b)	1,975	91,423
Kohl's Corp. (b)	3,361	173,932
		265,355
Total Consumer, Cyclical (Cost $771,303)		997,964
Consumer, Non-cyclical — 8.0%
Healthcare-Products — 4.4%
Hospira, Inc. (a)	5,452	213,828
Zimmer Holdings, Inc.	2,338	192,043
		405,871
Healthcare-Services — 2.0%
Community Health Systems, Inc. (b)	4,546	188,659
Pharmaceuticals — 1.6%
Forest Laboratories, Inc. (a)	3,383	144,758
Total Consumer, Non-cyclical (Cost $580,790)		739,288
Energy — 9.2%
Oil & Gas — 7.7%
Atwood Oceanics, Inc. (a)(b)	3,186	175,357
Denbury Resources, Inc. (a)	8,899	163,831
Helmerich & Payne, Inc.	2,402	165,618
Whiting Petroleum Corp. (a)(b)	3,483	208,457
		713,263
Oil Equipment & Services — 1.5%
Oil States International, Inc. (a)	1,343	138,947
Total Energy (Cost $612,149)		852,210

Financial — 12.9%
Banks — 6.5%
First Horizon National Corp.	8,234	90,492
Huntington Bancshares, Inc.	21,152	174,716
Keycorp	15,023	171,262
Regions Financial Corp.	17,648	163,420
		599,890
Insurance — 6.4%
Protective Life Corp.	4,936	210,027
Reinsurance Group of America, Inc., Class A	2,780	186,232
Torchmark Corp. (b)	2,640	191,004
		587,263
Total Financial (Cost $830,631)		1,187,153
Industrial — 19.2%
Electrical Components & Equipment — 1.8%
Energizer Holdings, Inc.	1,829	166,713
Electronics — 3.0%
Jabil Circuit, Inc.	8,449	183,174
Woodward, Inc.	2,239	91,419
		274,593
Hand & Machine Tools — 3.6%
Regal-Beloit Corp.	2,121	144,079
Stanley Black & Decker, Inc. (b)	2,045	185,216
		329,295
Machinery-Diversified — 4.4%
AGCO Corp.	3,692	223,071
Roper Industries, Inc.	1,399	185,885
		408,956
Miscellaneous Manufacturing — 6.4%
Dover Corp.	2,167	194,662
Parker Hannifin Corp.	1,905	207,111
Trinity Industries, Inc. (b)	4,105	186,162
		587,935
Total Industrial (Cost $1,552,788)		1,767,492
Technology — 9.4%
Computers — 2.1%
NetApp, Inc. (b)	4,461	190,128
Semiconductors — 7.3%
KLA-Tencor Corp. (b)	2,764	168,189
ON Semiconductor Corp. (a)(b)	20,648	150,730
Skyworks Solutions, Inc. (a)	6,772	168,217
Teradyne, Inc. (a)(b)	11,420	188,659
		675,795
Total Technology (Cost $751,105)		865,923
Utilities — 7.7%
Electric — 4.2%
Northeast Utilities (b)	2,702	111,458
Westar Energy, Inc. (b)	4,565	139,917
Xcel Energy, Inc. (b)	4,769	131,672
		383,047
Gas — 3.5%
Centerpoint Energy, Inc.	6,491	155,589
Questar Corp.	3,514	79,030
UGI Corp.	2,206	86,321

		320,940
Total Utilities (Cost $525,932)		703,987
Total Domestic Common Stocks
(Cost $5,927,501)		7,542,242

Foreign Common Stocks — 5.5%

Bermuda — 1.3%
Diversified Financial Services — 1.3%
Invesco Ltd.	3,882	123,836
Total Bermuda (Cost $57,711)		123,836
Canada — 4.2%
Apparel — 2.1%
Gildan Activewear, Inc. (b)	4,252	197,463
Oil & Gas — 2.1%
Ultra Petroleum Corp. (a)(b)	9,199	189,223
Total Canada (Cost $308,702)		386,686
Total Foreign Common Stocks
(Cost $366,413)		510,522

Real Estate Investment Trusts — 9.2%

BioMed Realty Trust, Inc. (b)	8,649	160,785
Camden Property Trust	2,834	174,121
DDR Corp. (b)	10,483	164,688
Host Hotels & Resorts, Inc. (b)	9,763	172,512
Mid-America Apartment Communities, Inc. (b)	2,861	178,812
		850,918
Total Real Estate Investment Trusts
(Cost $800,162)		850,918

Short-Term Investments — 3.0%

Money Market Funds — 3.0%
Fidelity Institutional Money Market Portfolio, 0.04% (c)	273,158	273,158
Total Short-Term Investments
(Cost $273,158)		273,158

Investments Purchased with Proceeds from Securities Lending — 39.5%

Money Market Funds — 39.5%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.19% (c)(d)	3,636,208	3,636,208
Total Investments Purchased with Proceeds from Securities Lending
(Cost $3,636,208)		3,636,208
Total Investments
(Cost $11,003,442) — 139.1%		12,813,048
Liabilities in Excess of Other Assets, Net (39.1)%		(3,598,207)
Total Net Assets — 100.0%		$9,214,841

(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.

Schedule of Investments

Quaker Small-Cap Value Fund
September 30, 2013 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 83.3%

Basic Materials — 3.5%
Chemicals — 1.7%
Ferro Corp. (a)	47,200	$429,992
Minerals Technologies, Inc.	3,600	177,732
		607,724
Forest Products & Paper — 1.8%
P. H. Glatfelter Co. (b)	7,600	205,732
Resolute Forest Products, Inc. (a)(b)	31,300	413,786
		619,518
Total Basic Materials (Cost $1,067,079)		1,227,242
Communications — 4.0%
Internet — 3.1%
AOL, Inc. (b)	3,300	114,114
IAC/InterActiveCorp.	3,700	202,279
Nutrisystem, Inc.	19,700	283,286
Stamps.com, Inc. (a)	3,900	179,127
United Online, Inc.	38,200	304,836
		1,083,642
Media — 0.2%
CTC Media, Inc.	7,100	74,621
Telecommunications — 0.7%
Inteliquent, Inc.	25,400	245,364
Total Communications (Cost $1,079,164)		1,403,627
Consumer, Cyclical — 12.1%
Apparel — 0.7%
Deckers Outdoor Corp. (a)(b)	3,900	257,088
Auto Manufacturers — 0.7%
Oshkosh Corp. (a)(b)	5,200	254,696
Auto Parts & Equipment — 2.3%
Lear Corp. (b)	5,900	422,263
Tower International, Inc. (a)	18,500	369,815
		792,078
Distribution & Wholesale — 1.4%
Core-Mark Holding Co., Inc.	1,200	79,728
Ingram Micro, Inc. Class A (a)	17,300	398,765
		478,493
Home Builders — 0.5%
The Ryland Group, Inc. (b)	4,600	186,484
Retail — 6.5%
Asbury Automotive Group, Inc. (a)	3,600	191,520
CEC Entertainment, Inc.	6,400	293,504
The Children's Place Retail Stores, Inc. (a)	2,300	133,078
Destination Maternity Corp.	5,300	168,540

Express, Inc. (a)	8,800	207,592
GameStop Corp. (b)	5,100	253,215
Kirkland's, Inc. (a)	17,700	326,388
Nu Skin Enterprises, Inc.	3,900	373,386
PetMed Express, Inc.	18,800	306,252
		2,253,475
Total Consumer, Cyclical (Cost $3,580,244)		4,222,314
Consumer, Non-cyclical — 16.3%
Biotechnology — 3.3%
Myriad Genetics, Inc. (a)(b)	14,800	347,800
PDL BioPharma, Inc. (b)	48,700	388,139
United Therapeutics Corp. (a)(b)	5,200	410,020
		1,145,959
Commercial Services — 4.1%
Aaron's, Inc.	6,700	185,590
Capella Education Co. (a)	2,600	147,056
Consolidated Graphics, Inc. (a)	5,400	302,724
MoneyGram International, Inc. (a)	10,500	205,590
PAREXEL International Corp. (a)(b)	3,700	185,851
The Providence Services Corp. (a)	14,500	416,005
		1,442,816
Food — 1.2%
Sanderson Farms, Inc.	6,400	417,536
Healthcare-Services — 2.9%
Addus HomeCare Corp. (a)(b)	7,300	211,481
Health Net, Inc. (a)	13,100	415,270
LHC Group, Inc. (a)	6,700	157,182
Magellan Health Services, Inc. (a)	2,200	131,912
WellCare Health Plans Inc. (a)	1,300	90,662
		1,006,507
Household Products & Wares — 0.9%
Jarden Corp. (a)	6,700	324,280
Pharmaceuticals — 3.9%
Omega Protein Corp. (a)	10,700	108,819
Omnicare, Inc. (b)	7,500	416,250
PharMerica Corp. (a)	14,900	197,723
Questcor Pharmaceuticals, Inc. (b)	2,900	168,200
Sciclone Pharmaceuticals, Inc. (a)(b)	51,100	259,077
USANA Health Sciences, Inc. (a)(b)	2,700	234,333
		1,384,402
Total Consumer, Non-cyclical (Cost $4,960,775)		5,721,500
Energy — 6.0%
Energy-Alternate Sources — 0.3%
Renewable Energy Group, Inc. (a)	5,600	84,840
Oil & Gas — 4.0%
Gran Tierra Energy, Inc. (a)	13,200	93,588
Parker Drilling Co. (a)(b)	28,000	159,600
SM Energy Co.	4,600	355,074
Stone Energy Corp. (a)	5,200	168,636
VAALCO Energy, Inc. (a)	60,000	334,800
Whiting Petroleum Corp. (a)	4,700	281,295
		1,392,993

Oil & Gas Services — 1.7%
Dawson Geophysical Co. (a)	3,100	100,657
Newpark Resources, Inc. (a)(b)	27,300	345,618
Oceaneering International, Inc.	2,000	162,480
		608,755
Total Energy (Cost $2,019,495)		2,086,588
Financial — 13.6%
Banks — 5.3%
Ameris Bancorp (a)(b)	3,900	71,682
Banner Corp.	11,400	435,024
East West Bancorp, Inc.	2,300	73,485
First Interstate BancSystem, Inc.	3,100	74,865
Hanmi Financial Corp.	9,600	159,072
Huntington Bancshares, Inc.	49,500	408,870
SVB Financial Group (a)(b)	2,900	250,473
United Community Banks, Inc. (a)	6,700	100,500
Wilshire Bancorp, Inc.	11,500	94,070
Wintrust Financial Corp. (b)	4,000	164,280
		1,832,321
Diversified Financial Services — 4.2%
CBOE Holdings, Inc. (b)	8,400	379,932
Manning & Napier, Inc.	16,900	281,892
MarketAxess Holdings, Inc.	3,300	198,132
Outerwall, Inc. (a)(b)	1,300	64,987
Waddell & Reed Financial, Inc.	5,400	277,992
World Acceptance Corp. (a)(b)	3,100	278,752
		1,481,687
Insurance — 3.8%
American Financial Group, Inc.	4,600	248,676
Assurant, Inc. (b)	7,300	394,930
Genworth Financial, Inc. (a)	20,400	260,916
HCI Group, Inc. (b)	2,400	98,016
StanCorp Financial Group, Inc. (b)	3,200	176,064
Unum Group	5,000	152,200
		1,330,802
Real Estate — 0.3%
CBRE Group, Inc. (a)	4,600	106,398
Total Financial (Cost $4,132,697)		4,751,208
Industrial — 18.8%
Aerospace & Defense — 3.7%
AAR Corp.	14,200	388,086
Alliant Techsystems, Inc. (b)	4,100	399,996
Exelis, Inc.	27,100	425,741
Kratos Defense & Security Solutions, Inc. (a)	8,800	72,864
		1,286,687
Building Materials — 1.1%
Comfort Systems U.S.A., Inc.	23,300	391,673
Electrical Components & Equipment — 0.7%
Coleman Cable, Inc. (b)	11,100	234,321
Electronics — 2.3%
Benchmark Electronics, Inc. (a)	19,100	437,199
Tech Data Corp. (a)	2,500	124,775
Vishay Intertechnology, Inc. (a)(b)	20,200	260,378
		822,352

Engineering & Construction — 4.1%
AECOM Technology Corp. (a)	4,500	140,715
Dycom Industries, Inc. (a)	15,400	431,046
EMCOR Group, Inc.	4,100	160,433
MasTec, Inc. (a)	3,700	112,110
Tutor Perini Corp. (a)	12,600	268,632
URS Corp. (b)	6,000	322,500
		1,435,436
Machinery-Construction & Mining — 0.6%
Hyster Yale Materials Handling, Inc.	2,500	224,175
Miscellaneous Manufacturing — 2.3%
Smith & Wesson Holding Corp. (a)(b)	32,800	360,472
Sturm, Ruger & Company, Inc. (b)	7,000	438,410
		798,882
Packaging & Containers — 2.2%
Packaging Corp. of America	6,900	393,921
Rock Tenn Co.	3,600	364,572
		758,493
Shipbuilding — 1.0%
Huntington Ingalls Industries, Inc.	5,000	337,000
Transportation — 0.8%
Heartland Express, Inc. (b)	20,000	283,800
Total Industrial (Cost $5,635,285)		6,572,819
Technology — 6.0%
Computers — 3.1%
Lexmark International, Inc.	11,600	382,800
Manhattan Associates, Inc. (a)	4,700	448,615
Netsol Technologies, Inc. (a)	10,100	101,303
Synaptics, Inc. (a)	3,400	150,552
		1,083,270
Semiconductors — 1.6%
Cirrus Logic, Inc. (a)(b)	9,200	208,656
Lattice Semiconductor Corp. (a)(b)	20,500	91,430
QLogic Corp. (a)	25,200	275,688
		575,774
Software — 1.3%
Compuware Corp.	32,800	367,360
Digital River, Inc. (a)	5,100	91,137
		458,497
Total Technology (Cost $2,007,561)		2,117,541
Utilities — 3.0%
Electric — 3.0%
El Paso Electric Co.	3,900	130,260
NorthWestern Corp.	10,200	458,184
NV Energy, Inc.	8,900	210,129
Pike Electric Corp.	9,100	103,012
Pinnacle West Capital Corp.	2,600	142,324
		1,043,909
Total Utilities (Cost $896,649)		1,043,909
Total Domestic Common Stocks
(Cost $25,378,949)		29,146,748

Foreign Common Stocks — 10.5%

Bermuda — 5.6%
Computers — 0.8%
Xyratex Ltd.	26,700	297,171
Diversified Financial Services — 0.4%
Aircastle Ltd.	7,600	132,316
Insurance — 3.3%
Axis Capital Holdings Ltd. (b)	5,900	255,529
Everest Re Group, Ltd. (b)	3,200	465,312
Platinum Underwriters Holdings Ltd. (b)	7,100	424,083
		1,144,924
Semiconductors — 1.1%
Marvell Technology Group Ltd. (b)	32,600	374,900
Total Bermuda (Cost $1,767,444)		1,949,311
Canada — 1.2%
Electronics — 1.2%
Celestica, Inc. (a)	37,300	411,419
Total Canada (Cost $366,087)		411,419
Cayman Islands — 0.2%
Food — 0.2%
Fresh Del Monte Produce, Inc.	2,300	68,264
Total Cayman Islands (Cost $68,745)		68,264
Guernsey — 1.0%
Telecommunications — 1.0%
Amdocs Ltd.	10,100	370,064
Total Guernsey (Cost $297,999)		370,064
Ireland — 1.0%
Pharmaceuticals — 1.0%
Warner Chilcott PLC Class A	15,200	347,320
Total Ireland (Cost $192,507)		347,320
Netherlands — 1.0%
Diversified Financial Services — 1.0%
AerCap Holdings N.V. (a)	18,000	350,280
Total Netherlands (Cost $292,208)		350,280
Switzerland — 0.5%
Insurance — 0.5%
Allied World Assurance Co. Holdings AG	1,900	188,841
Total Switzerland (Cost $151,391)		188,841
Total Foreign Common Stocks
(Cost $3,136,381)		3,685,499

Real Estate Investment Trusts — 4.8%

Apartment Investment & Management Co. (b)	3,500	97,790
Ashford Hospitality Trust, Inc.	21,700	267,778
Brandywine Realty Trust (b)	11,300	148,934
CoreSite Realty Corp. (b)	5,700	193,458
CubeSmart	9,800	174,832
DuPont Fabros Technology Inc.	13,800	355,626
RLJ Lodging Trust	18,400	432,216
		1,670,634
Total Real Estate Investment Trusts
(Cost $1,581,458)		1,670,634

Short-Term Investments — 1.3%

Money Market Funds — 1.3%
Fidelity Institutional Money Market Portfolio, 0.04% (c)	465,797	465,797
Total Short-Term Investments
(Cost $465,797)		465,797

Investments Purchased with Proceeds from Securities Lending — 25.3%

Money Market Funds — 25.3%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.19% (c)(d)	8,838,853	8,838,853
Total Investments Purchased with Proceeds from Securities Lending
(Cost $8,838,853)		8,838,853
Total Investments
(Cost $39,401,438) — 125.2%		43,807,531
Liabilities in Excess of Other Assets, Net (25.2)%		(8,816,521)
Total Net Assets — 100.00%		$34,991,010

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.

Schedule of Investments

Quaker Small-Cap Growth Tactical Allocation Fund
September 30, 2013 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 61.0%

Basic Materials — 5.6%
Chemicals — 0.6%
Intrepid Potash, Inc. (b)	1,300	$20,384
Mining — 5.0%
Comstock Mining, Inc. (a)(b)	87,000	156,600
Total Basic Materials (Cost $184,893)		176,984
Communications — 6.1%
Telecommunications — 6.1%
Extreme Networks, Inc. (a)(b)	11,000	57,420
RF Micro Devices, Inc. (a)	7,000	39,480
Tellabs, Inc.	9,300	21,111
Ubiquiti Networks, Inc.	2,200	73,898
		191,909
Total Communications (Cost $185,552)		191,909
Consumer, Cyclical — 10.3%
Distribution & Wholesale — 1.3%
Core-Mark Holding Co., Inc.	600	39,864
Leisure Time — 6.1%
WMS Industries, Inc. (a)	7,400	192,030
Retail — 2.9%
Frisch's Restaurants, Inc.	1,700	41,021
PCM, Inc. (a)	5,500	51,150
		92,171
Total Consumer, Cyclical (Cost $298,355)		324,065
Consumer, Non-cyclical — 14.1%
Beverages — 2.9%
Farmer Brothers Co. (a)	4,500	67,770
Truett-Hurst, Inc. (a)(b)	4,500	24,705
		92,475
Commercial Services — 2.3%
Ennis, Inc. (b)	2,700	48,708
Great Lakes Dredge & Dock Co.	3,400	25,228
		73,936
Food — 5.0%
Harris Teeter Supermarkets, Inc. (b)	3,200	157,408
Healthcare-Products — 2.1%
MAKO Surgical Corp. (a)	2,200	64,922
Pharmaceuticals — 1.8%
Questcor Pharmaceuticals, Inc. (b)	600	34,800
SIGA Technologies, Inc. (a)(b)	6,190	23,770
		58,570
Total Consumer, Non-cyclical (Cost $444,030)		447,311
Energy — 3.7%
Energy-Alternate Sources — 1.0%
Renewable Energy Group, Inc. (a)	2,100	31,815
Oil & Gas — 2.7%
Diamondback Energy, Inc. (a)(b)	2,000	85,280
Total Energy (Cost $113,223)		117,095
Financial — 3.2%
Diversified Financial Services — 3.2%
Cowen Group, Inc. (a)	15,000	51,750
Portfolio Recovery Associates, Inc. (a)(b)	800	47,952
		99,702
Total Financial (Cost $95,155)		99,702
Industrial — 7.4%
Electronics — 1.3%
Methode Electronics, Inc.	1,500	42,000
Engineering & Construction — 3.4%
Layne Christensen Co. (a)(b)	5,325	106,287
Hand & Machine Tools — 2.2%
Hardinge, Inc.	4,500	69,525
Machinery-Diversified — 0.5%
Manitex International, Inc. (a)	1,600	17,488
Total Industrial (Cost $225,587)		235,300

Technology — 10.6%
Computers — 6.0%
Maxwell Technologies, Inc. (a)(b)	12,000	108,960
Synaptics, Inc. (a)	1,100	48,708
WidePoint Corp. (a)(b)	36,000	32,040
		189,708
Semiconductors — 4.6%
MoSys, Inc. (a)(b)	14,000	52,080
PLX Technology, Inc. (a)	6,200	37,324
TriQuint Semiconductor, Inc. (a)	7,000	56,910
		146,314
Total Technology (Cost $292,461)		336,022
Total Domestic Common Stocks
(Cost $1,839,256)		1,928,388

Foreign Common Stocks — 11.3%

Canada — 1.0%
Mining — 1.0%
Seabridge Gold, Inc. (a)	3,000	31,380
Total Canada (Cost $35,967)		31,380
Cayman Islands — 2.5%
Lodging — 1.5%
China Lodging Group Ltd. - ADR (a)	2,500	47,475
Software — 1.0%
Shanda Games Ltd. - ADR (a)	8,000	31,280
Total Cayman Islands (Cost $81,465)		78,755
Israel — 5.3%
Building Materials — 1.4%
CaesarStone Sdot Yam Ltd. (a)	1,000	45,680
Electronics — 2.8%
Orbotech Ltd. (a)	7,400	88,726
Telecommunications — 1.1%
AudioCodes Ltd. (a)	5,000	35,000
Total Israel (Cost $149,482)		169,406
Switzerland — 2.5%
Engineering & Construction — 2.5%
Foster Wheeler AG (a)	3,000	79,020
Total Switzerland (Cost $71,148)		79,020
Total Foreign Common Stocks
(Cost $338,062)		358,561

Exchange-Traded Funds — 6.9%

Direxion Daily Small Cap Bear 3X Shares (b)	3,000	68,040
ProShares UltraPro Short Russell 2000 (b)	4,300	61,404
ProShares UltraShort Gold	1,000	87,880
Total Exchange-Traded Funds
(Cost $246,665)		217,324

Short-Term Investments — 18.6%

Money Market Funds — 18.6%
Fidelity Institutional Money Market Portfolio, 0.04% (c)	588,616	588,616
Total Short-Term Investments
(Cost $588,616)		588,616

Investments Purchased with Proceeds from Securities Lending — 26.4%

Money Market Funds — 26.4%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.19% (c)(d)	835,221	835,221
Total Investments Purchased with Proceeds from Securities Lending
(Cost $835,221)		835,221
Total Investments
(Cost $3,847,820) — 124.2%		3,928,110
Liabilities in Excess of Other Assets, Net (24.2)%		(764,167)
Total Net Assets — 100.0%		$3,163,943

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.

Schedule of Investments

Quaker Strategic Growth Fund
September 30, 2013 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 78.0%

Basic Materials — 1.5%
Chemicals — 1.5%
Monsanto Co.	24,030	$2,508,011
Total Basic Materials (Cost $2,320,606)		2,508,011
Communications — 18.1%
Internet — 8.6%
Amazon.com, Inc. (a)	9,260	2,895,046
eBay, Inc. (a)	52,395	2,923,117
Facebook, Inc. Class A (a)	67,760	3,404,263
Google, Inc. Class A (a)	2,835	2,483,205
Groupon, Inc. (a)	108,000	1,210,680
LinkedIn Corp. Class A (a)	5,100	1,254,906
		14,171,217
Media — 8.8%
CBS Corp.	68,335	3,769,359
News Corp. (a)	25,040	402,142
Time Warner, Inc.	52,280	3,440,547
Twenty-First Century Fox, Inc. Class A (b)	102,555	3,435,592
Viacom, Inc.	40,290	3,367,438
		14,415,078
Telecommunications — 0.7%
DigitalGlobe, Inc. (a)	38,000	1,201,560
Total Communications (Cost $24,458,915)		29,787,855
Consumer, Cyclical — 11.5%
Airlines — 3.6%
Delta Air Lines, Inc.	146,880	3,464,899
United Continental Holdings, Inc. (a)(b)	79,640	2,445,745
		5,910,644
Auto Manufacturers — 1.5%
Ford Motor Co.	148,820	2,510,593
Auto Parts & Equipment — 1.0%
TRW Automotive Holdings Corp. (a)	23,000	1,640,130
Lodging — 2.0%
Las Vegas Sands Corp.	49,674	3,299,347
Retail — 3.4%
Best Buy Co., Inc. (b)	92,855	3,482,063
Dunkin' Brands Group, Inc.	47,025	2,128,351
		5,610,414
Total Consumer, Cyclical (Cost $14,797,188)		18,971,128
Consumer, Non-cyclical — 27.0%
Biotechnology — 15.8%
Amgen, Inc.	36,890	4,129,467
Biogen Idec, Inc. (a)	27,240	6,558,302
Celgene Corp. (a)	22,735	3,499,598
Gilead Sciences, Inc. (a)(b)	86,175	5,415,237
Regeneron Pharmaceuticals, Inc. (a)	12,403	3,880,527
Vertex Pharmaceuticals, Inc. (a)	32,755	2,483,484
		25,966,615
Commercial Services — 3.8%
Mastercard, Inc. Class A	4,935	3,320,169
Verisk Analytics, Inc. Class A (a)	45,050	2,926,448
		6,246,617
Food — 1.5%
Mondelez International, Inc.	79,145	2,486,736
Healthcare-Services — 1.5%
Cigna Corp.	30,575	2,349,995
Pharmaceuticals — 4.4%
AbbVie, Inc.	74,070	3,313,151
Eli Lilly & Company	38,940	1,959,850
Mead Johnson Nutrition Co.	26,645	1,978,658
		7,251,659
Total Consumer, Non-cyclical (Cost $35,712,778)		44,301,622

Energy — 3.5%
Oil & Gas — 3.5%
Anadarko Petroleum Corp.	35,685	3,318,348
Marathon Oil Corp.	69,620	2,428,346
		5,746,694
Total Energy (Cost $4,876,335)		5,746,694
Financial — 10.5%
Banks — 4.5%
Citigroup, Inc.	68,120	3,304,501
Morgan Stanley	148,560	4,003,692
		7,308,193
Diversified Financial Services — 2.0%
Visa, Inc. Class A (b)	17,420	3,328,962
Insurance — 4.0%
American International Group, Inc.	83,090	4,040,667
Marsh & McLennan Cos., Inc.	57,588	2,507,957
		6,548,624
Total Financial (Cost $15,180,246)		17,185,779
Industrial — 4.6%
Electronics — 1.5%
Waters Corp. (a)	23,905	2,538,950
Hand & Machine Tools — 1.6%
Stanley Black & Decker, Inc. (b)	28,085	2,543,658
Transportation — 1.5%
Kansas City Southern (b)	22,619	2,473,614
Total Industrial (Cost $6,874,596)		7,556,222
Technology — 1.3%
Software — 1.3%
Akamai Technologies, Inc. (a)(b)	24,385	1,260,705
Autodesk, Inc. (a)	21,870	900,388
		2,161,093
Total Technology (Cost $1,840,974)		2,161,093
Total Domestic Common Stocks
(Cost $106,061,638)		128,218,404

Foreign Common Stocks — 17.8%

Belgium — 1.5%
Beverages — 1.5%
Anheuser-Busch InBev NV - ADR	24,820	2,462,144
Total Belgium (Cost $1,928,041)		2,462,144
Bermuda — 2.0%
Insurance — 2.0%
Arch Capital Group Ltd. (a)	60,640	3,282,443
Total Bermuda (Cost $2,235,305)		3,282,443
Curacao — 1.5%
Oil & Gas Services — 1.5%
Schlumberger Ltd.	28,480	2,516,493
Total Curacao (Cost $2,360,800)		2,516,493
Denmark — 1.0%
Pharmaceuticals — 1.0%
Novo Nordisk - ADR (b)	9,985	1,689,662
Total Denmark (Cost $1,642,118)		1,689,662
France — 1.5%
Pharmaceuticals — 1.5%
Sanofi - ADR	50,360	2,549,727
Total France (Cost $2,401,347)		2,549,727
Germany — 1.1%
Apparel — 1.1%
Adidas AG - ADR	32,080	1,738,736
Total Germany (Cost $1,150,221)		1,738,736
Netherlands — 1.0%
Food — 1.0%
Unilever NV Class NY - ADR	43,305	1,633,464
Total Netherlands (Cost $1,509,809)		1,633,464
Switzerland — 6.2%
Insurance — 4.2%
ACE Ltd.	36,260	3,392,485
Allied World Assurance Co. Holdings AG	34,710	3,449,827
		6,842,312
Pharmaceuticals — 2.0%
Novartis AG - ADR	42,815	3,284,339
Total Switzerland (Cost $8,331,917)		10,126,651

United Kingdom — 2.0%
Beverages — 1.3%
Diageo PLC - ADR	16,255	2,065,685
Pharmaceuticals — 0.7%
GlaxoSmithKline PLC - ADR	24,170	1,212,609
Total United Kingdom (Cost $2,883,544)		3,278,294
Total Foreign Common Stocks
(Cost $24,443,102)		29,277,614

Short-Term Investments — 5.3%

Money Market Funds — 5.3%
Fidelity Institutional Money Market Portfolio, 0.04% (c)	8,706,113	8,706,113
Total Short-Term Investments
(Cost $8,706,113)		8,706,113

Investments Purchased with Proceeds from Securities Lending — 15.9%

Money Market Funds — 15.9%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.19% (c)(d)	26,164,659	26,164,659
Total Investments Purchased with Proceeds from Securities Lending
(Cost $26,164,659)		26,164,659
Total Investments
(Cost $165,375,512) — 117.0%		192,366,790
Liabilities in Excess of Other Assets, Net (17.0)%		(27,920,680)
Total Net Assets — 100.0%		$164,446,110

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.

The cost basis of investments for federal income tax purposes at September 30, 2013 for the Quaker Funds were as follows+:

				Net Unrealized
		Gross	Gross	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Akros Absolute Return	2,914,572	82,097	(435,476)	(353,379)
Event Arbitrage	69,629,433	4,662,513	(3,730,131)	932,382
Global Tactical Allocation	7,104,415	1,047,677	(38,195)	1,009,482
Mid-Cap Value	11,003,442	1,992,254	(278,945)	1,713,309
Small-Cap Growth Tactical Allocation	3,847,820	153,957	(73,667)	80,290
Small-Cap Value	39,401,438	4,953,833	(547,740)	4,406,093
Strategic Growth	165,375,512	27,797,288	(806,010)	26,991,278

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Quaker Funds' previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Summary of Fair Value Exposure at September 30, 2013 (Unaudited)
The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Quoted prices in active markets for identical securities.

• Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 - Prices determined using significant unobservable inputs (including the Fund's own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. There are categorized as Level 3 in the hierarchy.

The following is a summary of the inputs used to value the Funds' investments as of September 30, 2013. See schedule of investments for industry breakout.

QUAKER AKROS ABSOLUTE RETURN FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$424,875	$-	$-	$424,875
Foreign Common Stocks	$333,706	-	-	333,706
Preferred Stocks	-	-	135,000	135,000
Domestic Private Placements	-	-	18,770	18,770
Warrants	45,402	-	3,600	49,002
Corporate Bonds	-	625	-	625
U.S. Treasury Obligations	-	747,961	-	747,961
Short-Term Investments	571,679	-	-	571,679
Investments Purchased with Proceeds from Securities Lending	279,576	-	-	279,576
Total Investments in Securities	$1,655,238	$748,586	$157,370	$2,561,194
Common Stocks Sold Short	(682,440)	-	-	(682,440)
Exchange-Traded Funds	(481,850)	-	-	(481,850)
Written Options	-	-	-	-
Total Investments in Securities Sold Short	$(1,164,290)	$-	$-	$(1,164,290)

QUAKER EVENT ARBITRAGE FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$40,976,827	$210	$1,290,335	$42,267,372
Foreign Common Stocks	4,978,558	-	-	4,978,558
Preferred Stocks	121,875	23	1,172,200	1,294,098
Real Estate Investment Trusts	2,723,471	-	-	2,723,471
Rights	-	-	-	-
Warrants	-	501,931	-	501,931
Asset Backed Securities	-	2,819,303	-	2,819,303
Convertible Bonds	-	465,000	100,000	565,000
Corporate Bonds	-	1,974,667	-	1,974,667
Mortgage Backed Securities	-	1,597,299	-	1,597,299
Municipal Bonds	-	1,303,750	-	1,303,750
Term Loan	-	-	511,054	511,054
Purchased Options	511,775	1,226,463	707,060	2,445,298
Short-Term Investments	4,454,958	-	-	4,454,958
Investments Purchased with Proceeds from Securities Lending	3,125,056	-	-	3,125,056
Total Investments in Securities	$56,892,520	$9,888,646	$3,780,649	$70,561,815
Written Options Sold Short	(558,560)	(1,439,028)	(1,202,328)	(3,199,916)
Total Investments in Securities Sold Short	$(558,560)	$(1,439,028)	$(1,202,328)	$(3,199,916)

QUAKER GLOBAL TACTICAL ALLOCATION FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$6,901,012	$-	$-	$6,901,012
Short-Term Investments	9,858	-	-	9,858
Investments Purchased with Proceeds from Securities Lending	1,203,027	-	-	1,203,027
Total Investments in Securities	$8,113,897	$-	$-	$8,113,897
Exchange-Traded Funds Sold Short	142,933	-	-	142,933
Total Investments in Securities sold short	$142,933	$-	$-	$142,933

QUAKER MID-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$7,542,242	$-	$-	$7,542,242
Foreign Common Stocks	510,522	-	-	510,522
Real Estate Investment Trusts	850,918	-	-	850,918
Short-Term Investments	273,158	-	-	273,158
Investments Purchased with Proceeds from Securities Lending	3,636,208	-	-	3,636,208
Total Investments in Securities	$12,813,048	$-	$-	$12,813,048

QUAKER SMALL-CAP GROWTH TACTICAL ALLOCATION FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$1,928,388	$-	$-	$1,928,388
Foreign Common Stocks	358,561	-	-	358,561
Exchange-Traded Funds	217,324	-	-	217,324
Short-Term Investments	588,616	-	-	588,616
Investments Purchased with Proceeds from Securities Lending	835,221	-	-	835,221
Total Investments in Securities	$3,928,110	$-	$-	$3,928,110

QUAKER SMALL-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$29,146,748	$-	$-	$29,146,748
Foreign Common Stocks	3,685,499	-	-	3,685,499
Real Estate Investment Trusts	1,670,634	-	-	1,670,634
Short-Term Investments	465,797	-	-	465,797
Investments Purchased with Proceeds from Securities Lending	8,838,853	-	-	8,838,853
Total Investments in Securities	$43,807,531	$-	$-	$43,807,531

QUAKER STRATEGIC GROWTH FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$128,218,404	$-	$-	$128,218,404
Foreign Common Stocks	29,277,614	-	-	29,277,614
Short-Term Investments	8,706,113	-	-	8,706,113
Investments Purchased with Proceeds from Securities Lending	26,164,659	-	-	26,164,659
Total Investments in Securities	$192,366,790	$-	$-	$192,366,790

Refer to the Fund's Schedules of Investments for Industry Classifications.
Transfers are recognized at the end of the reporting period.

Level 3 Reconciliation
The following is a reconciliation of Akros Absolute Return's and Event Arbitrage's Level 3 investments for which significant unobservable inputs were used in determining value. See schedule of investments for industry breakout:

QUAKER AKROS ABSOLUTE RETURN FUND
					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Transfers out	Balance as of
	June 30, 2013	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	9/30/2013
Common Stocks	$8	$-	$-	$(24,344)	$24,336	$-	$-	$-	$(0)
Preferred Stocks	112,500	-	-	-	22,500	-	-	-	135,000
Private Placements	18,771	-	-	-	(1)	-	-	-	18,770
Warrants	4,889	-	(4,500)	4,200	(989)	-	-	-	3,600
	$136,168	$-	$(4,500)	$(20,144)	$45,846	$-	$-	$-	$157,370
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2013									$26,099

QUAKER EVENT ARBITRAGE FUND
					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Transfers out	Balance as of
	June 30, 2013	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	9/30/2013
Common Stocks	$1,248,016	$-	$-	$-	$40,279	$-	$2,040	$-	$1,290,335
Preferred Stocks	613,000	556,900	-	-	2,300	-	-	-	1,172,200
Asset Backed Securities	240,000	50,000	-	-	(99,196)	129,701	-	(320,505)	-
Convertible Bonds	503,750	-	-	-	(84,611)	45,861	100,000	(465,000)	100,000
Term Loan	511,054	-	-	-	-	-	-	-	511,054
Purchased Options	626,467	-	(20,445)	(2,350)	103,388	-	-	-	707,060
	$3,742,287	$606,900	$(20,445)	$(2,350)	$(37,840)	$175,562	$102,040	$(785,505)	$3,780,649
Written Options	$(916,623)	$(377,628)	$195,506	$(90,872)	$(12,711)	$-	$-	$-	$(1,202,328)
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2013									$120,126

						Transfers out of Level 1 into Level 2			$210
						Transfers out of Level 1 into Level 3			$47,442
						Transfers out of Level 2 into Level 1			$22,406
						Transfers out of Level 2 into Level 3			$100,000
						Transfers out of Level 3 into Level 2			$785,505

Transfers were made out of Level 1 and into Level 2 due to a decrease of market activity.
Transfers were made out of Level 1 and into Level 3 due to a decrease of market activity.
Transfers were made out of Level 2 and into Level 1 due to an increase of market activity.
Transfers were made out of Level 2 and into Level 3 due to a decrease of market activity.
Transfers were made out of Level 3 and into Level 2 due to an increase of market activity.

The following presents information about significant unobservable inputs related to Level 3 investments at September 30, 2013
QUAKER ACROSS ABSOLUTE RETURN FUND

	Fair Value at	Valuation	Unobservable
	September 30, 2013	Technique	Input
Preferred Stocks	$135,000	Qualitative assessment	Prior transaction cost
Private Placements	18,770	Qualitative assessment	Prior transaction cost
Warrants	3,600	Qualitative assessment	Discount for lack of marketability

QUAKER EVENT ARBITRAGE FUND
	Fair Value at	Valuation	Unobservable
	September 30, 2013	Technique	Input
Common Stocks	$795,001	Qualitative assessment	Prior transaction cost
Common Stocks	468,440	Qualitative assessment	Prior stock repurchase offer
Common Stocks	26,894	Qualitative assessment	Discount for lack of marketability
Preferred Stocks	1,172,200	Qualitative assessment	Prior transaction cost
Convertible Bonds	100,000	Qualitative assessment	Discount for lack of marketability
Term Loan	511,054	Qualitative assessment	Prior transaction cost
Purchased Options	707,060	Options pricing model	Volatility, risk free interest rate
Written Options	(1,202,328)	Options pricing model	Volatility, risk free interest rate

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)  /s/ Jeffry H. King, Sr
                                            Jeffry H. King, Sr.
                                            Chief Executive Officer

Date                                11/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jeffry H. King, Sr.
                                           Jeffry H. King, Sr.,
                                           Chief Executive Officer

Date                                11/26/2013

By (Signature and Title) /s/ Laurie Keyes
                                           Laurie Keyes,
                           Treasurer

Date                                11/26/2013

* Print the name and title of each signing officer under his or her signature.